Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis (audited) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	100.00%
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,835,000,000)	£ (3,948,000,000)
Treasury Assets Ecl	8,800,000
ECL | Expected credit losses individually assessed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(835,000,000)	(398,000,000)
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	2,793,000,000	1,183,000,000
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	103,000,000	(6,000,000)
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	1,484,000,000	1,056,000,000
Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 1,206,000,000	£ 133,000,000
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of method, parameters and assumptions used in preparing sensitivity analysis reflecting interdependencies between risk variables	The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the Baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the Baseline; the further from the Baseline, the smaller the weight. This is reflected in the table below where the probability weights of the scenarios are shown. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and credit cards and unsecured consumer loans are highly sensitive to unemployment.
Term at which scenario converges to steady state	8 years
Credit risk [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through transfers into stage two from stage one, financial assets, percentage	1.00%
Credit risk [member] | Loans and advances [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 110,000,000
Credit risk [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.059	0.071
Credit risk [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.365
Coverage ratio	0.409
Credit risk [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Credit risk [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (557,000,000)	£ (511,000,000)
Credit risk [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(728,000,000)	(711,000,000)
Credit risk [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,404,000,000)	(4,887,000,000)
Credit risk [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(335,000,000)	(301,000,000)
Credit risk [member] | Home loans [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(33,000,000)	(36,000,000)
Credit risk [member] | Home loans [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(298,000,000)	(260,000,000)
Credit risk [member] | Home loans [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,000,000)	£ (5,000,000)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.161	0.185
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.815
Coverage ratio	0.93	0.815
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,171,000,000)	£ (4,228,000,000)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,279,000,000)	(1,697,000,000)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24,980,000,000)	(37,599,000,000)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,938,000,000)	(2,516,000,000)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(512,000,000)	(784,000,000)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,190,000,000)	(1,382,000,000)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (236,000,000)	£ (350,000,000)
Credit risk [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.046	0.027
Credit risk [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.01
Coverage ratio	0.029	0.01
Credit risk [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Credit risk [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (29,834,000,000)	£ (13,099,000,000)
Credit risk [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(863,000,000)	(279,000,000)
Credit risk [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(115,949,000,000)	(141,272,000,000)
Credit risk [member] | Loans to corporate entities [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,602,000,000)	(539,000,000)
Credit risk [member] | Loans to corporate entities [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,358,000,000)	(352,000,000)
Credit risk [member] | Loans to corporate entities [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(25,000,000)	(3,000,000)
Credit risk [member] | Loans to corporate entities [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (219,000,000)	£ (184,000,000)
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	24.20%	23.10%
Upside 1 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.057	0.067
Upside 1 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.364
Coverage ratio	0.386
Upside 1 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (545,000,000)	£ (505,000,000)
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(728,000,000)	(711,000,000)
Upside 1 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,416,000,000)	(4,894,000,000)
Upside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(316,000,000)	(297,000,000)
Upside 1 [member] | Home loans [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(31,000,000)	(34,000,000)
Upside 1 [member] | Home loans [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(281,000,000)	(259,000,000)
Upside 1 [member] | Home loans [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,000,000)	£ (4,000,000)
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.155	0.18
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.81
Coverage ratio	0.923	0.81
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.009
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,462,000,000)	£ (3,540,000,000)
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,279,000,000)	(1,697,000,000)
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(25,097,000,000)	(37,534,000,000)
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,766,000,000)	(2,359,000,000)
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(382,000,000)	(638,000,000)
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,180,000,000)	(1,374,000,000)
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (204,000,000)	£ (347,000,000)
Upside 1 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.04	0.023
Upside 1 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.009
Coverage ratio	0.024
Upside 1 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Upside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (25,043,000,000)	£ (12,246,000,000)
Upside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(863,000,000)	(279,000,000)
Upside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(120,741,000,000)	(142,125,000,000)
Upside 1 [member] | Loans to corporate entities [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,262,000,000)	(434,000,000)
Upside 1 [member] | Loans to corporate entities [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,010,000,000)	(280,000,000)
Upside 1 [member] | Loans to corporate entities [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(21,000,000)	(2,000,000)
Upside 1 [member] | Loans to corporate entities [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (231,000,000)	£ (152,000,000)
Upside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	8.80%	11.70%
Upside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	4.00%	3.80%
Upside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	30.80%	28.80%
Upside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	12.80%	14.90%
Upside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.80%	3.50%
Upside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	30.90%	23.70%
Upside 1 [member] | US | Federal Funds Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.10%	1.50%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	20.20%	10.10%
Upside 2 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.058	0.066
Upside 2 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.363
Coverage ratio	0.382
Upside 2 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (539,000,000)	£ (496,000,000)
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(728,000,000)	(711,000,000)
Upside 2 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,422,000,000)	(4,902,000,000)
Upside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(313,000,000)	(294,000,000)
Upside 2 [member] | Home loans [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(31,000,000)	(32,000,000)
Upside 2 [member] | Home loans [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(278,000,000)	(258,000,000)
Upside 2 [member] | Home loans [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,000,000)	£ (4,000,000)
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.155	0.174
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.805
Coverage ratio	0.915	0.805
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.009
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,111,000,000)	£ (3,350,000,000)
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,279,000,000)	(1,697,000,000)
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24,929,000,000)	(37,361,000,000)
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,684,000,000)	(2,295,000,000)
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(327,000,000)	(584,000,000)
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,170,000,000)	(1,367,000,000)
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (187,000,000)	£ (344,000,000)
Upside 2 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.038	0.021
Upside 2 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.008
Coverage ratio	0.023
Upside 2 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Upside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (24,015,000,000)	£ (11,979,000,000)
Upside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(863,000,000)	(279,000,000)
Upside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(121,769,000,000)	(142,393,000,000)
Upside 2 [member] | Loans to corporate entities [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,181,000,000)	(396,000,000)
Upside 2 [member] | Loans to corporate entities [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(922,000,000)	(253,000,000)
Upside 2 [member] | Loans to corporate entities [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(20,000,000)	(2,000,000)
Upside 2 [member] | Loans to corporate entities [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (239,000,000)	£ (141,000,000)
Upside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	14.20%	15.40%
Upside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	4.00%	3.40%
Upside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	48.20%	41.10%
Upside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.70%	17.90%
Upside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.80%	3.00%
Upside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	42.20%	35.80%
Upside 2 [member] | US | Federal Funds Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.10%	1.50%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	24.70%	40.80%
Baseline [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	7.00%
Baseline [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.058	0.068
Baseline [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.365
Coverage ratio	0.39
Baseline [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Baseline [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (554,000,000)	£ (512,000,000)
Baseline [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(728,000,000)	(711,000,000)
Baseline [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,407,000,000)	(4,887,000,000)
Baseline [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (320,000,000)	(300,000,000)
Increase (decrease) in coverate rates	5.00%
Baseline [member] | Home loans [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (32,000,000)	(35,000,000)
Baseline [member] | Home loans [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(284,000,000)	(260,000,000)
Baseline [member] | Home loans [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,000,000)	£ (5,000,000)
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.15	0.184
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.813
Coverage ratio	0.931	0.813
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,215,000,000)	£ (4,025,000,000)
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,279,000,000)	(1,697,000,000)
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24,820,000,000)	(37,269,000,000)
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,902,000,000)	(2,461,000,000)
Increase (decrease) in coverate rates	2.00%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (481,000,000)	(739,000,000)
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,191,000,000)	(1,380,000,000)
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (230,000,000)	£ (342,000,000)
Baseline [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.044	0.025
Baseline [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.009
Coverage ratio	0.027	0.009
Baseline [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Baseline [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (26,853,000,000)	£ (12,566,000,000)
Baseline [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(863,000,000)	(279,000,000)
Baseline [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(118,930,000,000)	(141,806,000,000)
Baseline [member] | Loans to corporate entities [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,402,000,000)	(481,000,000)
Increase (decrease) in coverate rates	14.00%
Baseline [member] | Loans to corporate entities [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,174,000,000)	(314,000,000)
Baseline [member] | Loans to corporate entities [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23,000,000)	(3,000,000)
Baseline [member] | Loans to corporate entities [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (205,000,000)	£ (164,000,000)
Baseline [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.70%	1.50%
Baseline [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	5.70%	4.10%
Baseline [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.60%	2.80%
Baseline [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	1.60%	2.10%
Baseline [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	6.40%	3.90%
Baseline [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.80%	3.20%
Baseline [member] | US | Federal Funds Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.30%	1.80%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.50%	22.70%
Downside 1 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.063	0.078
Downside 1 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.367
Coverage ratio	0.42
Downside 1 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (575,000,000)	£ (522,000,000)
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(728,000,000)	(711,000,000)
Downside 1 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,387,000,000)	(4,876,000,000)
Downside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(347,000,000)	(307,000,000)
Downside 1 [member] | Home loans [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(36,000,000)	(41,000,000)
Downside 1 [member] | Home loans [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(306,000,000)	(261,000,000)
Downside 1 [member] | Home loans [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,000,000)	£ (5,000,000)
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.169	0.198
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.822
Coverage ratio	0.947	0.822
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.011	0.009
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,721,000,000)	£ (5,615,000,000)
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,279,000,000)	(1,697,000,000)
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24,411,000,000)	(37,921,000,000)
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,265,000,000)	(2,859,000,000)
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(796,000,000)	(1,115,000,000)
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,211,000,000)	(1,395,000,000)
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (258,000,000)	£ (349,000,000)
Downside 1 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.051	0.033
Downside 1 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.013
Coverage ratio	0.034
Downside 1 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (32,757,000,000)	£ (15,145,000,000)
Downside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(863,000,000)	(279,000,000)
Downside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(113,027,000,000)	(139,227,000,000)
Downside 1 [member] | Loans to corporate entities [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,930,000,000)	(741,000,000)
Downside 1 [member] | Loans to corporate entities [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,683,000,000)	(493,000,000)
Downside 1 [member] | Loans to corporate entities [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29,000,000)	(4,000,000)
Downside 1 [member] | Loans to corporate entities [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (218,000,000)	£ (244,000,000)
Downside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	22.10%	0.20%
Downside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	8.40%	5.80%
Downside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	4.50%	6.30%
Downside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.60%	0.50%
Downside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	13.00%	5.40%
Downside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.70%	0.30%
Downside 1 [member] | US | Federal Funds Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	1.30%	3.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.40%	3.30%
Downside 2 [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through transfers into stage two from stage one, financial assets	£ 17,000,000,000
Downside 2 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.067	0.088
Downside 2 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.372
Coverage ratio	0.499
Downside 2 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (597,000,000)	£ (535,000,000)
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(728,000,000)	(711,000,000)
Downside 2 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,365,000,000)	(4,863,000,000)
Downside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(408,000,000)	(316,000,000)
Downside 2 [member] | Home loans [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(40,000,000)	(47,000,000)
Downside 2 [member] | Home loans [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(363,000,000)	(264,000,000)
Downside 2 [member] | Home loans [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,000,000)	£ (5,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.18	0.34
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.836
Coverage ratio	0.946	0.836
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.011	0.009
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,796,000,000)	£ (7,204,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,279,000,000)	(1,697,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24,247,000,000)	(38,414,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,518,000,000)	(4,224,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,045,000,000)	(2,450,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,210,000,000)	(1,418,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(263,000,000)	£ (356,000,000)
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 3,000,000,000
Downside 2 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.062	0.045
Downside 2 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 0.019
Coverage ratio	0.046
Downside 2 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (44,024,000,000)	£ (27,489,000,000)
Downside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(863,000,000)	(279,000,000)
Downside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(101,759,000,000)	(126,882,000,000)
Downside 2 [member] | Loans to corporate entities [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,012,000,000)	(1,513,000,000)
Downside 2 [member] | Loans to corporate entities [member] | ECL | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,751,000,000)	(1,240,000,000)
Downside 2 [member] | Loans to corporate entities [member] | ECL | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(40,000,000)	(5,000,000)
Downside 2 [member] | Loans to corporate entities [member] | ECL | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (221,000,000)	(268,000,000)
Downside 2 [member] | Loans to corporate entities [member] | ECL | Expected credit losses individually assessed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (398,000,000)
Downside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	22.10%	4.60%
Downside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.10%	8.80%
Downside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	18.30%	31.10%
Downside 2 [member] | United Kingdom | Loans and advances [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.00%
Downside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.60%	3.00%
Downside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	13.70%	8.50%
Downside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.90%	16.70%
Downside 2 [member] | US | Federal Funds Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	1.30%	3.50%
Downside 2 [member] | US | Loans and advances [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	14.00%